Prepaid Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expenses
Prepaid Expenses

(3) Prepaid Expenses

Prepaid expenses consisted of the following at September 30, 2023 and December 31, 2022:

	September 30,	December 31,
	2023	2022
Research and development	$413,431	$1,377,391
Insurance	339,676	472,152
Active pharmaceutical ingredients	77,422	209,156
Deferred capital raise costs	-	100,339
Professional fees	20,775	61,524
Dues and subscriptions	38,284	37,684
Other	20,698	20,698
	$910,286	$2,278,944

(3) Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at December 31, 2022 and 2021:

	2022	2021
Research and development	$1,377,391	$643,917
Insurance	472,152	761,594
Active pharmaceutical ingredients	209,156	264,361
Deferred capital raise costs	100,339	-
Professional fees	61,524	-
Dues and subscriptions	37,684	-
Other	20,698	28,481
	$2,278,944	$1,698,353